Goodwill - Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, goodwill	€ 97	€ 97	[1],[2]		€ 9	[1]
Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period		8,503		€ 7,731
Acquisitions through business combinations, intangible assets and goodwill, total		83		465
Decrease through classified as held for sale, intangible assets and goodwill		(0)		3
Increase (decrease) through net exchange differences, intangible assets and goodwill		165		310
Intangible assets and goodwill at end of period	8,654	8,654		8,503	7,731
Accumulated impairment [member] | Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period		1,405		1,343
Impairment loss recognised in profit or loss, goodwill		97
Intangible assets and goodwill at end of period	1,528	1,528		1,405	1,343
Gross carrying amount [member] | Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill at beginning of period		9,908		9,074
Intangible assets and goodwill at end of period	€ 10,182	€ 10,182		€ 9,908	€ 9,074

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.